Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands, oz in Millions			12 Months Ended
	Mar. 13, 2025 $ / shares	Mar. 07, 2025 MillionTonnesPerAnnum oz	Dec. 31, 2024 USD ($) oz $ / shares	Mar. 10, 2025 USD ($)	Aug. 08, 2012 USD ($)
Disclosure of Events After Reporting Period [line items]
Upfront cash consideration paid | $			$ 46,352 [1]		$ 455,000
Blackwater [Member] | Silver [member]
Disclosure of Events After Reporting Period [line items]
Percentage of production to be purchased			50.00%
Cumulative silver ounces to be delivered before reduction in stream percentage | oz			17.8
Major Ordinary Share Transactions [member]
Disclosure of Events After Reporting Period [line items]
Dividend per share | $ / shares	$ 0.165
Dividend payable, date of record	Apr. 01, 2025
Dividend payable date	Apr. 11, 2025
Revised Quartertly Dividend Per Share Fixed [Member] | Ordinary shares [member]
Disclosure of Events After Reporting Period [line items]
Quarterly dividend | $ / shares			$ 0.165
Non Adjusting Events After Reporting Period [Member] | Blackwater [Member] | Silver [member]
Disclosure of Events After Reporting Period [line items]
Cumulative silver ounces to be delivered before reduction in stream percentage | oz		17.8
Non Adjusting Events After Reporting Period [Member] | Blackwater [Member] | Silver [member] | Level 1 [Member]
Disclosure of Events After Reporting Period [line items]
The number of silver ounces of to be delivered for every ounce of gold produced - level 1		5.17
Maximum Annual plant throughput to remain at level 1 for the calculation of the number of silver ounces to be delivered for every ounce of gold produced		15
Non Adjusting Events After Reporting Period [Member] | Blackwater [Member] | Silver [member] | Level 2 [Member]
Disclosure of Events After Reporting Period [line items]
The number of silver ounces to be delivered for every ounce of gold produced - level 2		5.1
Non Adjusting Events After Reporting Period [Member] | Blackwater [Member] | Silver [member] | Level 3 [Member]
Disclosure of Events After Reporting Period [line items]
The number of silver ounces of to be delivered for every ounce of gold produced - level 3		5.07
Minimum Annual plant throughput to achieve level 3 for the calculation of the number of silver ounces of to be delivered for every ounce of gold produced		20
Non Adjusting Events After Reporting Period [Member] | Blackwater [Member] | Silver [member] | After 17.8 Million Ounce Delivered [Member]
Disclosure of Events After Reporting Period [line items]
Percentage of production to be purchased		33.00%
Non Adjusting Events After Reporting Period [Member] | Blackwater [Member] | Silver [member] | Until 17.8 Ounce Delivered Under Original Contract [Member]
Disclosure of Events After Reporting Period [line items]
Percentage of production to be purchased		50.00%
Fixed recovery rate		61.00%
Non Adjusting Events After Reporting Period [Member] | Amendment Blackwater Agreement [Member]
Disclosure of Events After Reporting Period [line items]
Upfront cash consideration paid | $				$ 30,000
Non Adjusting Events After Reporting Period [Member] | Amendment Blackwater Agreement [Member] | Top of range [member] | Level 2 [Member]
Disclosure of Events After Reporting Period [line items]
Maximum Annual plant throughput to remain at level 2 for the calculation of the number of silver ounces of to be delivered for every ounce of gold produced		20
Non Adjusting Events After Reporting Period [Member] | Amendment Blackwater Agreement [Member] | Bottom of range [member] | Level 2 [Member]
Disclosure of Events After Reporting Period [line items]
Minimum Annual plant throughput to remain at level 2 for the calculation of the number of silver ounces of to be delivered for every ounce of gold produced		15
Non Adjusting Events After Reporting Period [Member] | Amendment Blackwater Agreement [Member] | Silver [member]
Disclosure of Events After Reporting Period [line items]
Cumulative silver ounces to be delivered before reduction in stream percentage | oz		17.8

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.